Composition of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	$ 6,440	$ 6,005
Less: Accumulated amortization	(4,964)	(4,076)
Other intangible assets, Net	1,476	1,929
Computer Software
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	2,978	2,645
Less: Accumulated amortization	(2,275)	(1,827)
Domain names and trademarks
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	1,456	1,407
Less: Accumulated amortization	(840)	(717)
Website
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	106	103
Less: Accumulated amortization	(106)	(102)
Courseware
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	488	475
Less: Accumulated amortization	(462)	(394)
Business Contracts
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	531	517
Less: Accumulated amortization	(494)	(399)
Copyrights
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	664	647
Less: Accumulated amortization	(600)	(455)
Platform
Finite-Lived Intangible Assets And Liabilities [Line Items]
Total intangible assets	217	211
Less: Accumulated amortization	$ (187)	$ (182)